Schedule of Investments
August 31, 2026
(Unaudited)

Units		Value
Master Limited Partnerships & Related Entities– 101.27%
Diversified–44.35%
Energy Transfer L.P.	34,615,345	$744,576,071
Enterprise Products Partners L.P.	18,125,000	703,612,500
MPLX L.P.	11,304,596	668,892,945
		2,117,081,516
Gathering & Processing–15.89%
Western Midstream Partners L.P.	15,773,546	758,707,563
Other Energy–19.52%
CrossAmerica Partners L.P.(a)	3,748,183	86,845,400
Global Partners L.P.	1,274,167	65,428,476
Sunoco L.P.	5,854,810	445,199,752
USA Compression Partners L.P.(a)	9,713,786	262,855,049
Westlake Chemical Partners L.P.(a)	3,304,619	71,511,955
		931,840,632
Petroleum Pipeline Transportation–21.16%
Delek Logistics Partners L.P.	1,227,101	68,067,293
Genesis Energy L.P.(a)	9,370,932	152,933,610
NGL Energy Partners L.P.(a)(b)	12,412,037	235,456,342
Plains All American Pipeline L.P.	21,583,333	553,612,491
		1,010,069,736
Terminalling & Storage–0.35%
Martin Midstream Partners L.P.(a)	7,026,434	16,441,856
Total Master Limited Partnerships & Related Entities (Cost $1,690,778,896)		4,834,141,303
Shares
Common Stocks & Other Equity Interests–14.83%
Diversified–1.72%
ONEOK, Inc.	858,414	82,416,328
Gathering & Processing –8.89%
Antero Midstream Corp.	11,592,509	259,904,051
Hess Midstream L.P.	3,450,000	138,724,500
Summit Midstream Corp.(a)(b)	738,629	25,726,448
		424,354,999
Natural Gas Pipeline Transportation–0.76%
Kinetik Holdings, Inc.(c)	660,000	36,187,800
Shares		Value
Other Energy–3.26%
Arko Corp.	1,626,925	$7,418,778
ARKO Petroleum Corp.(a)(b)	655,890	11,904,403
Kodiak Gas Services, Inc.	2,253,222	132,421,857
Sunococorp LLC	50,000	3,885,000
		155,630,038
Petroleum Pipeline Transportation–0.20%
Phillips 66	500	123,290
South Bow Corp. (Canada)	250,000	9,442,500
		9,565,790
Total Common Stocks & Other Equity Interests (Cost $475,045,240)		708,154,955
Exchange-Traded Funds–0.57%
Other Energy–0.57%
Invesco SteelPath MLP & Energy Infrastructure ETF(a) (Cost $20,912,575)	875,000	27,234,113

Money Market Funds–1.21%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(a)(d)	20,219,953	20,219,953
Invesco Treasury Portfolio, Institutional Class, 3.66%(a)(d)	37,551,340	37,551,340
Total Money Market Funds (Cost $57,771,293)		57,771,293
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-117.88% (Cost $2,244,508,004)		5,627,301,664
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.73%(a)(d)(e)	1,474	1,474
Invesco Private Prime Fund, 3.82%(a)(d)(e)	3,918	3,919
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,393)		5,393
TOTAL INVESTMENTS IN SECURITIES—117.88% (Cost $2,244,513,397)		5,627,307,057
OTHER ASSETS LESS LIABILITIES–(17.88)%		(853,543,550)
NET ASSETS–100.00%		$4,773,763,507
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended August 31, 2026.

							Dividends and Distributions
	Value November 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Return of Capital	Capital Gains	Income
Invesco SteelPath MLP & Energy Infrastructure ETF	$21,105,788	$-	$-	$6,110,165	$-	$27,234,113	$18,160	$-	$779,410
See accompanying notes which are an integral part of this schedule.
Invesco SteelPath MLP Income Fund

							Dividends and Distributions
	Value November 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Return of Capital	Capital Gains	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,309,850	$121,364,132	$(116,454,029)	$-	$-	$20,219,953	$-	$-	$255,259
Invesco Treasury Portfolio, Institutional Class	28,432,579	225,390,529	(216,271,768)	-	-	37,551,340	-	-	470,780
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,796,323	68,357,443	(74,152,292)	-	-	1,474	-	-	89,078*
Invesco Private Prime Fund	15,026,654	138,402,139	(153,422,675)	-	(2,199)	3,919	-	-	236,215*
Investments in Other Affiliates:
ARKO Petroleum Corp.	-	11,806,020	-	98,383	-	11,904,403	-	-	498,476
CrossAmerica Partners L.P.	76,462,933	-	-	16,285,855	-	86,845,400	(5,903,388)	-	-
Genesis Energy L.P.	146,092,830	-	-	12,088,502	-	152,933,610	(5,247,722)	-	-
Martin Midstream Partners L.P.	18,338,993	-	-	(1,791,740)	-	16,441,856	(105,397)	-	-
NGL Energy Partners L.P.	122,010,324	-	-	113,446,018	-	235,456,342	-	-	-
Summit Midstream Corp.	18,495,270	-	-	7,231,178	-	25,726,448	-	-	-
USA Compression Partners L.P.	231,078,531	13,361,442	-	32,828,885	-	262,855,049	(14,413,809)	-	-
Westlake Chemical Partners L.P.	62,655,576	-	-	13,529,771	-	71,511,955	(4,673,392)	-	-
Total	$760,805,651	$578,681,705	$(560,300,764)	$199,827,017	$(2,199)	$948,685,862	$(30,325,548)	$-	$2,329,218

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco SteelPath MLP Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
August 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Master Limited Partnerships & Related Entities	$4,834,141,303	$—	$—	$4,834,141,303
Common Stocks & Other Equity Interests	708,154,955	—	—	708,154,955
Exchange-Traded Funds	27,234,113	—	—	27,234,113
Money Market Funds	57,771,293	5,393	—	57,776,686
Total Investments	$5,627,301,664	$5,393	$—	$5,627,307,057
Invesco SteelPath MLP Income Fund